LONG-TERM DEBT (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2007	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Jun. 30, 2012 Note Payable Issued One [Member]	Dec. 31, 2011 Note Payable Issued One [Member]	Dec. 31, 2010 Note Payable Issued One [Member]	Dec. 31, 2011 Note Payable To Individuals [Member]	Jun. 30, 2012 Note Payable Issued Two [Member]	Dec. 31, 2011 Note Payable Issued Two [Member]	Jun. 30, 2012 Note Payable Issued Three [Member]	Dec. 31, 2011 Note Payable Issued Three [Member]	Dec. 31, 2010 Note Payable Issued Three [Member]	Jun. 30, 2012 Note Payable Issued Four [Member]	Dec. 31, 2011 Note Payable Issued Four [Member]	Jun. 30, 2012 Note Payable Issued Five [Member]	Dec. 31, 2011 Note Payable Issued Five [Member]	Jun. 30, 2012 Note Payable Issued Six [Member]	Dec. 31, 2011 Note Payable Issued Six [Member]	Jun. 30, 2012 Note Payable Issued Seven [Member]	Dec. 31, 2011 Note Payable Issued Seven [Member]	Dec. 31, 2010 Note Payable Issued Seven [Member]	Jun. 30, 2012 Note Payable Issued Eight [Member]	Dec. 31, 2011 Note Payable Issued Eight [Member]	Jun. 30, 2012 Note Payable Issued Nine [Member]	Dec. 31, 2011 Note Payable Issued Nine [Member]	Dec. 31, 2010 Note Payable Issued Nine [Member]	Jun. 30, 2012 Note Payable Issued Ten [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member]	Jun. 30, 2012 Note Payable Issued Ten [Member] Minimum [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member] Minimum [Member]	Jun. 30, 2012 Note Payable Issued Ten [Member] Maximum [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member] Maximum [Member]	Jun. 30, 2012 Note Payable Issued Eleven [Member]	Dec. 31, 2011 Note Payable Issued Eleven [Member]	Jun. 30, 2011 Note Payable Issued Thirteen [Member]	Mar. 31, 2011 Note Payable Issued Thirteen [Member]	Dec. 31, 2011 Note Payable Issued Thirteen [Member]	Dec. 31, 2011 Note Payable Issued Fourteen [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2011 Note Payable To Bank [Member]
Debt Instrument, Unamortized Discount			$ 0	$ 1,341	$ 9,390			$ 0	$ 12,360				$ 0	$ 14,931	$ 67,629							$ 0	$ 4,960	$ 7,229			$ 0	$ 0	$ 12,702	$ 0	$ 23,954
Debt Instrument, Interest Rate During Period			12.00%	12.00%		10.25%	8.00%	8.00%		50.00%	8.00%	8.00%	12.00%	50.00%		8.00%	60.00%	8.00%	8.00%	10.00%	10.00%	12.00%	10.00%		6.00%	6.00%	12.00%	12.00%		10.00%	6.00%					6.00%	6.00%			8.00%	10.00%	8.00%	8.00%	3.25%
Convertible Notes Converted Into Common Stock			285,715	285,715
Convertible Notes, Conversion Price			$ 0.35	$ 0.35			$ 0.35	$ 0.35					$ 0.18	$ 0.18						$ 0.18	$ 0.18	$ 0.84	$ 0.84			$ 0.15	$ 0.18	$ 0.18			$ 0.15	$ 0.084	$ 0.084	$ 0.1	$ 0.10	$ 0.15	$ 0.15
Debt Instrument, Payment Terms																														24 month	24 month
Debt Instrument, Maturity Date	Apr. 30, 2008			Mar. 31, 2012			Mar. 31, 2012				Mar. 31, 2012		Mar. 31, 2012				Jun. 14, 2012	Apr. 16, 2012	Apr. 16, 2012	Mar. 15, 2012	Mar. 15, 2012	Dec. 23, 2012	Dec. 23, 2012			Dec. 31, 2014	Dec. 23, 2012	Mar. 30, 2012			Dec. 31, 2014					Jan. 01, 2015	Dec. 31, 2014			May 04, 2011	Apr. 30, 2011		Aug. 21, 2012
Debt, Weighted Average Interest Rate												50.00%					55.00%		60.00%																					50.00%				2.00%
Interest Paid		116	0	280	967																																	30,000	20,000
Short Term Notes Not Yet Matured			16,800
Monthly Installment																																												$ 1,275